Fair Value Measurements - Schedule of Fair Value Hierarchy for Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023	[1]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 4,011.0	$ 3,315.2	[1]	$ 3,347.3
Not measured at fair value in statement of financial position but for which fair value is disclosed | Senior unsecured notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	548.1	547.6
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1 | Senior unsecured notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0	0.0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2 | Senior unsecured notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	548.2	523.2
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Senior unsecured notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 0.0	$ 0.0

[1]	Revised for change in accounting policy (see Note 6.c)